ACCOUNTS RECEIVABLE	7 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
ACCOUNTS RECEIVABLE [Text Block]

3. ACCOUNTS RECEIVABLE

	As at
	December 31,	May 31,
	2020	2020
Royalty, derivative royalty, and stream receivables	$1,547,895	$—
GST and other recoverable taxes	229,075	138,739
Other receivables	36,605	39,180
Total accounts receivable	$1,813,575	$177,919

As at December 31, 2020 and May 31, 2020, the Company did not have any royalty, derivative royalty and stream receivables that were past due. The Company's allowance for doubtful accounts as at December 31, 2020 and May 31, 2020, was $Nil.